Basis of Presentation (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		5 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jul. 07, 2014	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split, description			8-for-1 Reverse Split
Net loss	$ (2,447,320)	$ (972,898)	$ (7,917,853)	$ (4,044,971)
Net cash used for operating activities			(7,662,019,000)
Net cash provided by investing activities			1,452,476,000
Cash and cash equivalents	4,739,472	2,254,675	1,477,143	354,254		421,197,000
Accumulated deficit	(44,943,783)		(24,550,308)	(13,972,552)
Securities Financing Transactions [Member]
Summary Of Significant Accounting Policies [Line Items]
Issuance costs					$ 300,000,000